Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating Leases, Rent Expense, Net		$ 31.2	$ 32.1
Capital leases amortization expense		1.5	1.3
Capital leases interest expense		1.2	$ 1.2
Undiscounted contract amount operating leases not yet commenced	$ 3.8
operating lease commitments under lessee arrangements
Operating lease - 2019		33.4
Operating leases - 2020		29.5
Operating leases - 2021		26.9
Operating leases - 2022		23.3
Operating leases - 2023		21.1
Operating leases - Thereafter		$ 77.9
Minimum
Leases
Remaining lease term of contract	1 month 6 days
Operating lease contract not yet commenced	10 years
Maximum
Leases
Remaining lease term of contract	34 years
Lessee remaining lease renewal term	20 years
Operating lease contract not yet commenced	20 years